Receivables And Related Allowances (Schedule Of Accounts Receivables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Receivables And Related Allowances [Abstract]
Gas utility customer accounts receivable balance	$ 124,794